Significant Accounting Policies	12 Months Ended
	Oct. 31, 2018	Aug. 31, 2018
Reserve Quantities [Line Items]
Significant Accounting Policies

3.	Summary of Significant Accounting Policies

Basis of Consolidation

Control exists when the Company is exposed to, or has rights to variable returns from its involvement with the entity and has the ability to affect these returns through its power over the entity. The financial statements of the subsidiaries are included in the Consolidated Financial Statements from the date that control commences until the date that control ceases. Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated in preparing the Consolidated Financial Statements. The Consolidated Financial Statements include the accounts of the Company, the legal parent, together with its wholly-owned subsidiaries, Ice Studio, DoubleTap and Novicius Acquisition Corp.

Revenue Recognition

Revenue is recognized when there is persuasive evidence that an arrangement exists which is when a contract or sales order is signed by both parties, delivery has occurred, ownership has been transferred to the customer, price is fixed or determinable and ultimate collection is reasonably assured at the time of delivery. Revenue from advertising revenue were recognized when services were provided.

Foreign Currency

Items included in the Consolidated Financial Statements of each of the Company’s wholly owned subsidiaries are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities not denominated in the functional currency of an entity are recognized in profit or loss.

Assets and liabilities of entities with functional currencies other than Canadian dollars are translated at the year-end rates of exchange, and the results of their operations are translated at average rates of exchange for the period. The resulting translation adjustments are included in the foreign currency translation reserve under other comprehensive income.

Significant Accounting Estimates and Judgements

The preparation of the Consolidated Financial Statements in accordance with IFRS requires that management make estimates and assumptions and use judgment regarding the measured amounts of assets, liabilities and contingent liabilities at the date of the Consolidated Financial Statements and reported amounts of revenue and expenses during the reporting period. Such estimates and judgments are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual outcomes may differ from these estimates.

The key sources of estimation uncertainty that have a significant risk of causing material adjustment to the amounts recognized in the Consolidated Financial Statements are:

Going Concern

The assessment of the Company’s ability to execute its strategy by funding future working capital requirements involves judgment. Estimates and assumptions are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. There is an uncertainty regarding the Corporation’s ability to continue as a going concern (see Note 1 b and Note 16).

Fair Value of Financial Instruments

The estimated fair value of financial assets and liabilities, by their very nature, are subject to measurement uncertainty.

Fair Value of Derivative Liabilities

The Company is exposed to risks related to changes in its share prices, foreign exchange rates, interest rate and volatility rates used to determine the estimated fair value of its derivative liabilities. In the determination of the fair value of these instruments, the Company utilizes certain independent values and, when not available, internal financial models which are based primarily on observable market data. Management’s judgment is required in the development of these models. This estimate also requires determining and making assumptions about the most appropriate inputs to the valuation model including the expected life, volatility, discount rates and dividend yield.

Settlement of Debt with Equity Instruments

Equity instruments issued to a creditor to extinguish a financial liability are measured at the fair value of the equity instruments at the date the financial liability is extinguished. The Company estimates the fair value of warrants using the Binomial Lattice pricing model and further assumptions including the expected life, volatility, discount rates and dividend yield. The fair value of the units comprising shares and warrants issued in connection with the extinguishment of a financial liability are then prorated to the total market value of the common shares.

Fair Value of Stock Based Compensation and Warrants

In determining the fair value of share based payments the calculated amounts are not based on historical cost, but is derived based on assumptions (such as the expected volatility of the price of the underlying security, expected hold period before exercise, dividend yield and the risk-free rate of return) input into a pricing model. The model requires that management make forecasts as to future events, including estimates of: the average future hold period of issued stock options and compensation warrants before exercise, expiry or cancellation; future volatility of the Company’s share price in the expected hold period; dividend yield; and the appropriate risk-free rate of interest. The resulting value calculated is not necessarily the value that the holder of the option or warrant could receive in an arm’s length transaction, given that there is no market for the options or compensation warrants and they are not transferable. Similar calculations are made in estimating the fair value of the warrant component of an equity unit. The assumptions used in these calculations are inherently uncertain. Changes in these assumptions could materially affect the related fair value estimates.

Earnings (Loss) per Share

The basic loss per share is calculated by dividing net loss by the weighted average number of common shares outstanding during the period. The diluted earnings per share reflects the dilution that would occur if outstanding stock options and share purchase warrants were exercised or converted into common shares using the treasury stock method.

The inclusion of the Company’s stock options and share purchase warrants in the computation of diluted loss per share would have an anti-dilutive effect on loss per share and are therefore excluded from the computation.

Discontinued Operations

A discontinued operation is a component of the Company’s business that represented a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. Effective February 29, 2016, the Company disposed of its investment in 1354166 Alberta Ltd., (“1354166 Alberta”) and accordingly their operations were treated as discontinued operations.

Financial Instruments

Classification and Measurement

Financial instruments are measured at fair value on initial recognition of the instrument. Measurement in subsequent periods depends on whether the financial instrument has been classified as “fair value through profit and loss”, “loans and receivables”, “available-for-sale”, “held-to-maturity”, or “other financial liability” as defined by IAS 39, “Financial Instruments: Recognition and Measurement”.

Financial assets and financial liabilities at “fair value through profit or loss” and are measured at fair value with changes in fair value recognized in the statement of operations. Transaction costs are expensed when incurred. The Company has classified cash and derivative liabilities as “fair value through profit and loss”.

Financial instruments classified as “loans and receivables”, “held-to-maturity”, or “financial liabilities” are measured at amortized cost using the effective interest rate method of amortized cost. “Loans and receivables” are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. “Held-to-maturity” financial assets are non-derivative investments that an entity has the positive intention and ability to hold to maturity.

“Other financial liabilities measured at amortized cost” are those financial liabilities that are not designated as “fair value through profit or loss”. The Company has classified trade and other payables as “other financial liabilities”.

Financial assets classified as “available-for-sale” are measured at fair value, with changes in fair value recognized in other comprehensive income. The Company has classified its marketable securities as “available for sale”.

Cash

Cash in the statement of financial position comprise cash held in banking institutions.

Marketable Securities

At each financial reporting period, the Company estimates the fair value of investments which are available-for-sale, which could be based on quoted closing bid ask spread prices or other measures for unquoted instruments. Adjustments to the fair value of the marketable securities at the financial position date are recorded to other comprehensive income until re-classified to the statement of operations.

Derivative Financial Instruments

The Company’s derivative instruments consisted of derivative liabilities in relation to its i) anti-dilution units issued; and ii); share purchase warrants with a US Dollar exercise price.

i) The Company had issued Units that contained an anti-dilution provision such that if within 18 months of the issue date, the Company issued additional common shares for a consideration per share or with an exercise or conversion price per share, less than issue price (the “Adjusted Price”) the Holder shall be entitled to receive (for no additional consideration) additional Units in an amount such that, when added to the number of Units acquired by Holder under the agreement will equal the number of Units that the Holder would otherwise be entitled to receive had the transaction occurred at the Adjusted Price. The anti-dilution provision was considered a derivative and required fair value measurement at each reporting period. During the reporting periods August 31, 2016 and 2015 the Company determined that based on the market price being greater than the issue price per share, no additional common shares were required to be fair valued and recorded as a derivative liability.

ii) In prior years, the Company had issued share purchase warrants with an exercise price in US dollars, rather than Canadian dollars (the functional currency of the Company). Such share purchase warrants are derivative instruments and the Company was required to re-measure the fair value at each reporting date. The fair value of these share purchase warrants are re-measured at each reporting date using the Black-Scholes option pricing model with changes recorded to the statement of operations.

Impairment

Financial Assets

A financial asset is assessed at each reporting date to determine whether there is any objective evidence that it is impaired. A financial asset is considered to be impaired if objective evidence indicates that one or more events have had a negative effect on the estimated future cash flows of that asset. An impairment loss in respect of a financial asset measured at amortized cost is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the original effective interest rate. Individually significant financial assets are tested for impairment on an individual basis. Remaining financial assets are assessed collectively in groups that share similar credit risk characteristics. All impairment losses are recognized in the statement of operations. An impairment loss is reversed if the reversal can be related objectively to an event occurring after the impairment loss was recognized. For financial assets measured at amortized cost the reversal is recognized in profit or loss.

Income tax

Income tax expense consists of current and deferred tax expense. Current and deferred tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income.

Current tax is recognized and measured at the amount expected to be recovered from or payable to the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years.

Deferred tax is recognized on any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable earnings. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized and the liability is settled. The effect of a change in the enacted or substantively enacted tax rates is recognized in net earnings and comprehensive income or in equity depending on the item to which the adjustment relates.

Deferred tax assets are recognized to the extent future recovery is probable. At each reporting period end, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all or part of the asset to be recovered.

Share-Based Compensation

The Company has a share-based compensation plan that grants stock options to employees and non-employees. This plan is an equity settled plan. The Company uses the fair value method for accounting for share-based awards to employees and non-employees.

The fair value determined at the grant date of the equity-settled share-based payments is expensed over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest.

The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to contributed surplus.

Equity-settled share-based payment transactions with parties other than employees are measured at the fair value of the goods or services received, except where that fair value cannot be estimated reliably, in which case they are measured at the fair value of the equity instruments granted, measured at the date the Company obtains the goods or the counterparty renders the service.

Warrants

When the Company issues units comprising common shares and warrants, the Company follows the relative fair value method of accounting for warrants attached to and issued with common shares of the Company. Under this method, the fair value of the common shares is estimated and the fair value of the warrants issued is estimated using an option pricing model. The fair value is then prorated to the total of the net proceeds received on issuance of the common shares and the warrants.

Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Significant Accounting Policies

3.	Significant Accounting Policies

a)	Revenue

The Company records revenue when it has transferred the risks and rewards of ownership of the goods to the purchaser, when it has no continuing managerial involvement over the goods, when it is probable the Company will receive the consideration, and when it can reliably measure the amount of revenue and costs associated with the transaction.

b)	Inventory

Inventory is valued at the lower of cost and net realizable value. Harvested cannabis included in inventory is recognized at the fair value of the biological asset at the point of harvest. Manufactured inventory and work-in-progress includes an allocation of production overhead, which is based on normal operating capacity. The Company reviews inventories for obsolete, redundant and slow-moving goods and any such inventories identified are written down to net realizable value.

c)	Cost of goods sold

Cost of goods sold includes the cost of finished goods inventory sold during the period, revaluations of biological assets at the point of harvest, and inventory write-downs during the period.

d)	Biological assets

The Company measures biological assets consisting of cannabis plants at fair value less costs to sell up-to the point of harvest. Subsequent to harvest, the recognized biological asset amount becomes the cost basis of finished goods inventory. Seeds are measured at fair value. Unrealized gains or losses arising from changes in fair value less costs to sell during the period are included in the consolidated results of operations of the appropriate period.

e)	Accounts Payable and Accrued Liabilities

Liabilities are recognized for amounts to be paid in the future for goods or services received, whether billed by the supplier or not. Provisions are recognized when the Company has an obligation (legal or constructive) arising from a past event, and the costs to settle this obligation are both probable and able to be reliably measured.

f)	Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties.

g)	Property and Equipment

Property and equipment are stated at cost less accumulated amortization and accumulated impairment losses, if any. Costs include borrowing costs for assets that require a substantial period of time to become ready for use.

Amortization is recognized so as to write off the cost of assets less their residual values over their useful lives, using the straight-line method. Amortization begins when an asset is available for use, meaning that it is in the location and condition necessary for it to be used in the manner intended by management. The estimated useful lives, residual values and method of amortization are reviewed at each period end, with the effect of any changes in estimated useful lives and residual values accounted for on a prospective basis.

As at October 31, 2018, the Company was in the process of completing construction of its warehouse facility in order to expand its cultivation and wholesale activities. The Company has capitalized the costs incurred to date on the construction-in-process asset, but as the assets were not available for use as intended by management as at October 31, 2018, amortization expense was not recorded.

Amortization is calculated applying the following useful lives:

Furniture and fixtures	7 - 10 years on a straight line basis
Computer and office equipment	3 - 5 years on a straight line basis
Production equipment and other	5 - 10 years on a straight line basis
Leasehold improvements	15 - 40 years on a straight line basis

The carrying values of property and equipment are reviewed for impairment when events or changes in circumstances indicate that the carrying value may not be recoverable. If any such indication exists, and where the carrying values exceed the estimated recoverable amount, the assets are written down to their recoverable amount, being the higher of their fair value less costs of disposal and their value in use. Fair value is the price at which the asset could be bought or sold in an orderly transaction between market participants. In assessing value in use, the estimated cash flows are discounted to their present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

h)	Leased Assets

Leases are classified as finance leases whenever substantially all the risks and rewards of ownership of the leased asset are transferred to the Company. Leased assets are measured initially at an amount equal to the lower of fair value and present value of minimum lease payments. Subsequent to initial recognition, the assets are accounted for in accordance with the accounting policy applicable to the asset.

Assets held under other leases, where the risks and rewards of ownership are not transferred are classified as operating leases and are not recognized on the Company’s consolidated statement of financial position.

i)	Intangible Assets

Intangible assets are initially measured at cost. The useful life of intangible assets is assessed as either finite or indefinite. Following the initial recognition, intangible assets with finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses, if any. If impairment indicators are present, these assets are subject to an impairment review. Amortization is calculated using the straight-line method over the estimated useful lives of the intangible assets of two to three years.

j)	Impairment of Long-lived Assets

For all long-lived assets, except for intangible assets with indefinite useful lives and intangible assets not yet available for use, the Company reviews its carrying amount at the end of each reporting period to determine whether there is any indication that those assets have suffered an impairment loss. Where such impairment exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss.

An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the greater of fair value less costs of disposal and value in use. In assessing value in use, estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Impairment losses are recognized in the consolidated statement of operations.

Impairment losses may be reversed in a subsequent period where the impairment no longer exists or has decreased. The carrying amount after a reversal must not exceed the carrying amount (net of depreciation) that would have been determined had no impairment loss been recognized. A reversal of impairment loss is recognized in profit or loss.

k)	Deferred transaction costs

Deferred transaction costs represents professional fees incurred with respect to a contemplated transaction that is to be completed in a future period. The transaction costs will be recognized in profit and loss in the period in which the transaction is completed.

l)	Financial Instruments

Financial assets and liabilities within the scope of IAS 39 (Financial Instruments: Recognition and Measurement) are classified as financial assets or liabilities at fair value through profit or loss, loans and receivables, held-to-maturity investments, available-for-sale financial assets, other financial liabilities or as derivatives designated as hedging instruments in an effective hedge, as appropriate. The Company determines the classification of its financial assets and liabilities at initial recognition.

All of the Company’s financial instruments are initially measured at fair value, with subsequent measurements dependent upon the classification of each financial instrument.

Cash is comprised of deposits held in financial institutions and undeposited cash on hand.

Financial assets are classified as fair value through profit or loss (“FVTPL”) if the assets are considered to be held for trading or designated as such upon initial recognition.

Loans and receivables represent financial assets with fixed or determinable payments that are not quoted in an active market. Such assets are recognized initially at fair value plus any directly attributable transaction costs.

Subsequent to initial recognition, loans and receivables are measured at amortized cost using the effective interest rate method, less any losses from impairment. Loans and receivables is comprised of accounts receivable and other receivable.

Other financial liabilities are recognized initially on the date the Company becomes party to the contractual provisions of the financial instrument. Financial liabilities are recognized initially at fair value, including any directly attributable transaction costs. Subsequent to initial recognition, the Company measures financial liabilities at amortized cost using the effective interest rate method. The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled. Other financial liabilities include the Company’s accounts payable and accrued liabilities, convertible promissory notes, and long-term debt.

The effective interest method is used to calculate the amortized cost of a financial asset or liability and allocates interest income over the corresponding period. The effective interest rate is the rate that is used to discount estimated future cash receipts or payments over the expected life of the financial asset or liability, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

Compound financial instruments issued by the Company comprise convertible promissory notes that are convertible to share capital at either the option of the holder or upon consummation of a qualifying go-public transaction. The number of shares to be issued will depend on the conversion price, which will be agreed to by the Company and the purchaser of the note. The liability component of a compound financial instrument would be recognized initially at the fair value of a similar liability that does not have an equity conversion option. The equity component would be recognized initially at the difference between the fair value of the compound financial instrument as a whole and the fair value of the liability component. Any directly attributable transaction costs are allocated to the liability and equity components in proportion to the initial carrying amounts.

Subsequent to initial recognition, the liability component of a compound financial instrument is measured at amortized cost using the effective interest method. The equity component of a compound financial instrument would not be re-measured subsequent to initial recognition.

The Company’s financial assets and financial liabilities are classified and subsequently measured as follows:

Asset/Liability	Classification	Subsequent Measurement
Cash	FVTPL	FVTPL
Accounts receivable	Loans and receivables	Amortized cost
Accounts payable and accrued liabilities	Loans and receivables	Amortized cost
Long term debt	Other financial liabilities	Amortized cost
Convertible promissory notes	Other financial liabilities	Amortized cost
Finance lease payable	Other financial liabilities	Amortized cost
Due to employee/ director	Other financial liabilities	Amortized cost
Interest payable	Other financial liabilities	Amortized cost
Convertible debentures	Other financial liabilities	Amortized cost

m)	Impairment of Financial Assets

An impairment loss in respect of a financial asset measured at amortized cost, such as accounts receivable and other receivable, is calculated as the difference between its carrying amount and the present value of the estimated future cash flows discounted at the asset’s original effective interest rate. Losses are recognized in profit or loss and reflected in an allowance account against the corresponding asset.

n)	Unit Based Compensation

Unit Based Payment Transactions

Transactions with non-employees that are settled in equity instruments of the Company are measured at the fair value of the services rendered. In situations where the fair value of the goods or services received by the entity as consideration cannot be reliably measured, transactions are measured at fair value of the equity instruments granted. The fair value of the share based payments is recognized together with a corresponding increase in equity over a period that services are provided or goods are received.

Equity Settled Transactions

The costs of equity settled transactions with employees are measured by reference to the fair value of the equity instruments at the date on which they are granted, using the Black-Scholes option pricing model.

The costs of equity settled transactions are recognized, together with a corresponding increase in equity, over the period in which the performance and/or service conditions are fulfilled, ending on the date on which the relevant employees become fully entitled to the award (“the vesting date”). The cumulative cost is recognized for equity-settled transactions at each reporting date until the vesting date reflects the Company’s best estimate of the number of equity instruments that will ultimately vest. The profit or loss charge or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and the corresponding amount is represented in contributed surplus.

No expense is recognized for awards that do not ultimately vest.

The dilutive effect of outstanding options, if any, is reflected as additional dilution in the computation of loss per unit.

Unit Issuance Costs

Costs incurred in connection with the issuance of members’ equity are netted against the proceeds received net of tax. Costs related to the issuance of members’ equity and incurred prior to issuance are recorded as deferred members’ equity issuance costs and subsequently netted against proceeds when they are received.

o)	Members’ Capital

Members’ capital consists of common units, incentive units and seed round preferred units which are classified as equity on the statements of financial position. Incremental costs attributable directly to the issuance of member’s capital are recognized as deduction from equity, net of any tax effects.

p)	Income Taxes

No provision for federal or state income taxes is included in the Company’s consolidated financial statements because the tax effects of the Company’s income or loss for the period from inception to December 31, 2017 are passed on to the Members. Effective January 1, 2018, Grown Rogue Gardens, LLC and Grown Rogue Distribution, LLC elected to be taxed as corporations. As such, these two entities will follow the asset and liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are determined based on the differences between the carrying amount of assets and liabilities on the statement of financial position and their corresponding tax value, using the substantively enacted tax rates expected to apply when these temporary differences are reversed. Deferred income tax assets are recorded to recognize tax benefits only to the extent that, based on available evidence, it is probable that they will be realized. Income tax expense is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity.

Deferred tax liabilities are recognized for all temporary differences except when the deferred income tax liability arises from the initial recognition of goodwill or of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

q)	Future Accounting Pronouncements

IFRS 9 Financial Instruments (“IFRS 9”) was issued in final form in July 2014 by the IASB, which reflects all phases of the financial instruments project and replaces IAS 39 Financial Instruments: Recognition and Measurement, and all previous versions of IFRS 9. The standard introduces new requirements for classification and measurement, impairment, and hedge accounting. IFRS 9 is effective for annual periods beginning on or after 1 January 2018, with early application permitted. The Company is currently evaluating the impact adopting IFRS 9 will have on its consolidated financial statements.

IFRS 15 Revenue from Contracts with Customers (“IFRS 15”) was issued by the IASB in May 2014 and will replace IAS 18 Revenue, IAS 11 Construction contracts, and IFRIC 13 Customer loyalty programmes. IFRS 15 uses a control-based approach to recognize revenue, which represents a change from the risk and reward approach used under the current standard, and it applies to all contracts with customers, except for contracts that are within the scope of the standards on leases, insurance contracts, and financial instruments. Companies can elect to use either a full or modified retrospective approach when adopting the standard, which is effective for annual periods beginning on or after January 1, 2018. The Company is currently evaluating the impact adopting IFRS 15 will have on its consolidated financial statements.

IFRS 16 Leases (“Leases”) was issued in January 2016 and replaces IAS 17 Leases. Under IAS 17, lessees were required to make a distinction between a finance lease and an operating lease. If the lease was classified as a finance lease, a lease liability was included on the statement of financial position. IFRS 16 now requires lessees to recognize a right of use asset and lease liability reflecting future lease payments for virtually all lease contracts. The right of use asset is treated similarly to other non-financial assets and depreciated accordingly. The lease liability accrues interest. The IASB has included an optional exemption for certain short term leases and leases of low value assets; however, this exemption can only be applied by lessees. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Control is conveyed where the customer has both the right to direct the identified asset’s use and obtain substantially all the economic benefits from that use. IFRS 16 is effective for annual periods beginning on or after January 1, 2019 with early adoption permitted if IFRS 15, Revenue from Contracts with Customers, is also applied. The Company is currently evaluating the impact adopting IFRS 16 will have on its consolidated financial statements.